INITIAL PUBLIC OFFERING	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Initial Public Offering
INITIAL PUBLIC OFFERING
NOTE 3. INITIAL PUBLIC OFFERING
Following the closing of the Initial Public Offering on August 13, 2021 and the sale of the Over-allotment Option Units on August 18, 2021, the Company sold 11,500,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one common stock and three-quarters of one redeemable warrant (“Public Warrant”). Each Public Warrant will entitle the holder to purchase three-quarters of one common stock at an exercise price of $11.50 per whole share.

Note 3 —Initial Public Offering
Following the closing of the Initial Public Offering on August 13, 2021 and the sale of the Over-allotment Option Units on August 18, 2021, the Company sold 11,500,000 Units at a purchase price of $10.00 per Unit. Each Unit consists of one common stock and three-quarters of one redeemable warrant (“Public Warrant”). Each Public Warrant will entitle the holder to purchase three-quarters of one common stock at an exercise price of $11.50 per whole share.